ACQUISITION OF GOLDSOURCE MINES INC. (Narrative) (Details) - Goldsource Mines Inc. [Member] $ in Thousands		1 Months Ended
	Jul. 03, 2024 CAD ($) Ratio Year	Jul. 22, 2024 CAD ($)	Jul. 22, 2024 USD ($)	Jul. 03, 2024 USD ($)
Disclosure of detailed information about business combination [Line Items]
Option life, share options granted	4.42
Expected life, warrants issued	0.88
Expected volatility, warrants issued	57.55%
Risk-free interest rate, warrants issued	4.05%
Loan assumed	$ 2,000			$ 1,506
Loan interest rate per annum	12.00%			12.00%
Repayment of debt		$ 2,077	$ 1,514
Eagle Mountain Project [Member]
Disclosure of detailed information about business combination [Line Items]
Percentage of voting equity interests acquired	100.00%			100.00%
Share exchange ratio | Ratio	0.22
Bottom of range [Member]
Disclosure of detailed information about business combination [Line Items]
Risk free interest rate, share options granted	3.57%
Expected volatility, share options granted	26.90%
Top of range [Member]
Disclosure of detailed information about business combination [Line Items]
Risk free interest rate, share options granted	4.05%
Expected volatility, share options granted	69.44%